Income taxes (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Effective income tax rate (as a percent)	26.70%	23.10%	27.00%	23.60%	23.70%	25.10%
Income tax benefit from loss on extinguishment of debt	$ 1.4
Effect of net operating loss carryback charges related to CARES Act			$ 1.6
Accrued liability, CARES Act	$ 2.7		$ 2.7